Contingent Liabilities and Commitments	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Contingent Liabilities And Commitments
40. CONTINGENT LIABILITIES AND COMMITMENTS

(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Confirmed guarantees
Guarantee for loans	38,897	39,684
Acceptances	622,758	501,921
Guarantees in acceptances of imported goods	111,195	97,920
Other confirmed guarantees	7,215,557	6,847,713

Sub-total	7,988,407	7,487,238

Unconfirmed guarantees
Local letters of credit	243,072	150,075
Letters of credit	3,186,513	3,014,228
Other unconfirmed guarantees	778,088	1,144,498

Sub-total	4,207,673	4,308,801

Commercial paper purchase commitments and others	791,729	125,547

Total	12,987,809	11,921,586

(*)	Includes financial guarantees of 3,960,383 million Won and 3,095,091 million Won as of December 31, 2021 and December 31, 2022, respectively.

(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Loan commitments	114,414,462	118,172,070
Other commitments (*)	5,652,557	7,107,828

(*)
As of December 31, 2021 and 2022, the amount of unsecured bills (purchase note sales) and discounts on electronic short-term bond sales (purchase) are 2,225,226 million Won and 2,505,399 million Won, respectively.

(3)	Litigation case
Litigation case that the key Group is a defendant in a lawsuit pending (excluding fraud lawsuits and those lawsuits that are filed only to extend the statute of limitation, etc.) are 475 cases (litigation value of 578,505 million
W
on) and 531 cases (litigation value of 577,128 million
W
on) as of December 31, 2021 and 2022 respectively, and provisions for litigations are 24,823 million
W
on and 33,877 million
W
on.

(4)	Other commitments

1)
The Group decided to enter into a stock sales agreement with a major shareholder of Woori Asset Trust Co., Ltd. (formerly, Kukje Asset Trust Co., Ltd.) to acquire 44.5% of interest (58.6% of voting rights) in July 2019, and to acquire additional 21.3% of interest (28.0% of voting rights) after a certain period. As a result, the Group acquired the interest of the first sales agreement in December 2019 and acquired the second transaction stake on March 31, 2023. In regard to this acquisition, the Group recognized 174,780 million Won as other financial liabilities for the second sales agreement.

2)
As of December 31, 2022, Woori Asset Trust Co., Ltd., a subsidiary, has agreed to carry out construction completion obligations for 87 constructions, which includes the construction of residential and commercial complexes in Busan
(U-dong,
Haeundae-gu).
Land Trust responsible for Construction

and Management is a trust that bears the obligation to fulfill the responsibility of the constructor and to compensate the loan financial institution for damages if the Group fails to fulfill the construction completion obligation. As of December 31, 2022, the total PF loan amount of PF loan institutions invested in the project of the Land Trust responsible for Construction and Management is 3,607,592 million Won. Although additional losses may occur in relation to the construction completion obligations, the financial statements as of December 31, 2022 do not reflect these effects since losses are unlikely and the amount cannot be estimated reliably.

3)
Pursuant to some contracts related to asset securitization, the Group utilizes various prerequisites as triggering events causing early redemption, limiting risks that investors bear due to change in asset quality. Breach of such triggering clause leads to an early redemption of the securitized bonds.

4)
As of December 31, 2022, Woori Asset Trust Co., Ltd, a subsidiary, is able to borrow part of its total business expense related to its 13 development trust contracts including Boutique Terrace Haeundae Hotel from trust accounts, and the maximum amount of additional loan amount (unused loan commitment) is 52,783 million Won. In relation to those projects, the Group’s trust accounts loan is not unconditional payment obligation, and it would be judged by considering all related matters such as its own account and the fund balance plan for each trust project
s
.